Prepaid Expenses and Other Current Assets - Schedule of Accrued Expenses and Other Current Liabilities (Details Narrative) (10-K) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposits on inventory		$ 680,792	$ 133,073
Deposits		11,409	66,862
Prepaid insurance		46,848	59,892
Accrued revenue		18,966	36,657
Prepaid consulting fees		137,328	251,000
Other		22,090	64,211
Total prepaid expenses and other current assets	$ 883,992	$ 917,433	$ 611,695